GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
GEOGRAPHIC INFORMATION
Schedule of total revenues

The following presents total revenues for the years ended December 31, 2019, 2018 and 2017 and long-lived assets as of December 31, 2019, 2018 and 2017.

	2019		2018		2017
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets

Americas, principally the U.S.	$97,453	$521	$86,636	$219	$81,051	$96
Europe	72,956	81	59,193	109	49,229	106
Far East	27,233	84	25,887	70	24,238	64
Israel	2,645	3,706	4,507	3,467	2,221	3,569

	$200,287	$4,392	$176,223	$3,865	$156,739	$3,835

Schedule of total revenues from external customers divided on the basis of the product lines

Total revenues from external customers divided on the basis of the Company’s product lines are as follows:

	Year Ended December 31,
	2019	2018	2017

Networking	$191,669	$162,831	$143,136
Technology	8,618	13,392	13,603

	$200,287	$176,223	$156,739